Intangible Assets, Net - Schedule of The Company's Intangible Assets (Parenthetical) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Impairment of Intangible Assets	$ (9,660)		$ (513)
Acquired technologies [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Impairment of Intangible Assets	$ (9,660)		(513)
Acquired technologies [Member] | Operating lease expenses R&D [Member]
Schedule Of Intangible Assets Net Excluding Goodwill [Line Items]
Impairment of Intangible Assets		$ 0	$ 500